Responsibilities and Commitments - Summary of Other Operating Leases with Payment Scheduled (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	$ 37,800,000
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	6,700,000
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	4,500,000
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	3,500,000
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	3,100,000
After 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	$ 20,000,000